PROPERTY AND EQUIPMENT - Schedule of changes in value of property and equipment (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 10,392	$ 10,392
Ending balance	11,864	10,392
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,742	9,206
Additions	2,920	8,924
Completion of work-in-process		0
Disposals	90	2,088
Foreign exchange	(179)	700
Ending balance	19,393	16,742
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,350)	(5,647)
Depreciation	1,288	2,271
Disposals	(62)	(1,841)
Foreign exchange	(47)	273
Ending balance	(7,529)	(6,350)
Computer Hardware [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		131
Ending balance	97
Computer Hardware [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	288	136
Additions	20	138
Completion of work-in-process		0
Disposals	1	3
Foreign exchange	(2)	17
Ending balance	305	288
Computer Hardware [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(157)	(70)
Depreciation	51	84
Disposals	0	(3)
Foreign exchange	0	6
Ending balance	(208)	(157)
Furniture and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20
Ending balance	18
Furniture and Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53	35
Additions	0	0
Completion of work-in-process		0
Disposals	0	0
Foreign exchange	0	18
Ending balance	53	53
Furniture and Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(33)	(29)
Depreciation	2	3
Disposals	0	0
Foreign exchange	0	1
Ending balance	(35)	(33)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0
Ending balance	0
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	50	47
Additions	0	0
Completion of work-in-process		0
Disposals	0	0
Foreign exchange	(1)	3
Ending balance	49	50
Computer software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(50)	(47)
Depreciation	0	0
Disposals	0	0
Foreign exchange	(1)	3
Ending balance	(49)	(50)
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,333
Ending balance	9,180
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,085	2,586
Additions	2,729	7,593
Completion of work-in-process		0
Disposals	89	1,290
Foreign exchange	(115)	196
Ending balance	11,610	9,085
Building [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,752)	(1,736)
Depreciation	753	1,109
Disposals	(62)	(1,274)
Foreign exchange	(13)	181
Ending balance	(2,430)	(1,752)
Automobile [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		110
Ending balance	81
Automobile [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	167	239
Additions	0	0
Completion of work-in-process		0
Disposals	0	95
Foreign exchange	(2)	23
Ending balance	165	167
Automobile [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(57)	(46)
Depreciation	28	58
Disposals	0	(57)
Foreign exchange	(1)	10
Ending balance	(84)	(57)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		238
Ending balance	209
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	626	353
Additions	0	101
Completion of work-in-process		166
Disposals	0	0
Foreign exchange	(1)	6
Ending balance	625	626
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(388)	(348)
Depreciation	28	40
Disposals	0	0
Foreign exchange	0	0
Ending balance	(416)	(388)
Lab Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,560
Ending balance	2,261
Lab Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,473	5,672
Additions	153	1,064
Completion of work-in-process		0
Disposals	0	700
Foreign exchange	(58)	437
Ending balance	6,568	6,473
Lab Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,913)	(3,371)
Depreciation	426	977
Disposals	0	(507)
Foreign exchange	(32)	72
Ending balance	(4,307)	(3,913)
WIP - Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		0
Ending balance	18
WIP - Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	138
Additions	18	28
Completion of work-in-process		(166)
Disposals	0	0
Foreign exchange	0	0
Ending balance	18	0
WIP - Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Foreign exchange		0
Ending balance	$ 0	$ 0